As filed with the Securities and Exchange Commission on July 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 93.55%	Value

	Aerospace & Defense - 2.95%
2,400	L-3 Communications Holdings, Inc.	$175,104
6,900	United Technologies Corp.	431,388
		606,492

	Application Software - 1.89%
4,500	FactSet Research Systems, Inc.	202,095
6,450	Hyperion Solutions Corp.*	185,179
		387,274

	Asset Management - 2.99%
2,050	Affiliated Managers Group, Inc.*	184,910
4,550	Nuveen Investments, Inc. - Class A	204,340
4,950	SEI Investments Co.	224,681
		613,931

	Auto Systems/Building Controls - 1.16%
2,800	Johnson Controls, Inc.	238,476

	Banks - 10.76%
8,100	Bank of America Corp.	392,040
7,500	Citigroup, Inc.	369,750
8,700	J.P. Morgan Chase & Co.	370,968
7,850	Marshall & Ilsley Corp.	355,919
5,600	Wells Fargo & Co.	371,672
4,300	Zions Bancorporation	348,429
		2,208,778

	Chemicals - Specialty - 1.45%
7,700	Ecolab, Inc.	298,067

	Communications Equipment - 3.82%
13,900	Corning, Inc.*	337,075
11,000	Juniper Networks, Inc.*	175,230
6,000	QUALCOMM, Inc.	271,260
		783,565

	Computer Hardware - 2.70%
4,600	Apple Computer, Inc.*	274,942
3,500	International Business Machines Corp.	279,650
		554,592

	Computer Software - 1.82%
5,100	Autodesk, Inc.*	185,589
8,300	Microsoft Corp.	187,995
		373,584

	Computer Storage & Peripherals - 1.40%
8,950	Network Appliance, Inc.*	286,400

	Containers & Packaging - 0.98%
5,400	Ball Corp.	202,068

	Diversified Financial Services - 6.58%
2,700	The Goldman Sachs Group, Inc.	407,565
2,925	Legg Mason, Inc.	280,595
4,600	Merrill Lynch & Co., Inc.	333,086
5,300	State Street Corp.	329,130
		1,350,376

	Electric Utilities - 1.08%
3,900	Exelon Corp.	220,779

	Electrical Equipment - 1.85%
4,600	Emerson Electric Co.	379,592

	Energy Equipment & Services - 3.27%
1,550	Baker Hughes, Inc.	133,765
1,800	Halliburton Co.	134,262
2,000	Oceaneering International, Inc.*	150,000
2,250	Schlumberger Ltd.#	147,532
1,300	Transocean, Inc.*#	105,781
		671,340

	Food Distributors - 1.07%
7,200	Sysco Corp.	220,176

	Food Products - 5.62%
2,600	Bunge Ltd.#	147,160
7,900	Dean Foods Co.*	282,030
2,500	General Mills, Inc.	129,725
3,500	Hershey Foods Corp.	199,185
2,700	Kellogg Co.	127,170
5,875	Wm. Wrigley Jr. Co. - Class B	268,605
		1,153,875

	Household Products - 2.82%
3,550	Church & Dwight Co., Inc.	128,333
5,300	Colgate-Palmolive Co.	319,802
2,500	Energizer Holdings, Inc.*	130,650
		578,785

	Industrial Gases - 0.92%
3,600	Praxair, Inc.	189,720

	Industrial Machinery - 3.65%
6,400	Caterpillar, Inc.	466,880
2,250	Illinois Tool Works, Inc.	111,713
3,900	Ingersoll-Rand Co. Ltd. - Class A#	170,079
		748,672

	Insurance - Multi-Line - 1.39%
4,700	American International Group, Inc.	285,760

	Insurance Brokers - 0.97%
6,550	Brown & Brown, Inc.	199,578

	Internet Software & Services - 0.61%
4,700	j2 Global Communications, Inc.*	124,832

	IT Consulting & Services - 1.69%
2,500	Infosys Technologies Ltd. - ADR	176,500
5,300	Satyam Computer Services Ltd. - ADR	170,501
		347,001

	Media - 1.16%
4,600	The McGraw-Hill Companies, Inc.	237,360

	Multiline Retail - 1.72%
9,600	Nordstrom, Inc.	353,568

	Networking Equipment - 1.69%
17,620	Cisco Systems, Inc.*	346,762

	Oil & Gas - 6.94%
6,350	Chevron Corp.	379,667
6,046	ConocoPhillips	382,651
6,800	Exxon Mobil Corp.	414,188
1,325	Suncor Energy, Inc.#	107,497
2,300	Valero Energy Corp.	141,105
		1,425,108

	Oil & Gas Exploration & Production - 0.55%
3,200	Helix Energy Solutions Group, Inc.*	113,472

	Retail - Home Improvement - 2.48%
8,700	Fastenal Co.	374,100
2,150	Lowe's Cos., Inc.	133,902
		508,002

	Semiconductor Equipment - 0.80%
4,000	KLA-Tencor Corp.	164,160

	Semiconductors - 6.22%
10,100	Applied Materials, Inc.	170,791
4,850	Broadcom Corp. - Class A*	163,978
10,800	Intel Corp.	194,616
1,900	Linear Technology Corp.	64,125
6,100	Marvell Technology Group Ltd.*#	290,787
1,700	Maxim Integrated Products, Inc.	52,241
10,900	Texas Instruments, Inc.	340,407
		1,276,945

	Services - Data Processing - 2.31%
7,200	First Data Corp.	331,992
3,850	Paychex, Inc.	141,334
		473,326

	Specialty Retail - 4.13%
8,100	Coach, Inc.*	235,548
3,800	Nike, Inc. - Class B	305,178
13,025	Staples, Inc.	305,957
		846,683

	Systems Software - 0.97%
4,850	MICROS Systems, Inc.*	199,578

	Transportation - 1.14%
2,140	FedEx Corp.	233,838

	TOTAL COMMON STOCKS (Cost $16,722,517)	19,202,515

Shares	SHORT-TERM INVESTMENTS - 6.68%	Value

1,371,017	Federated Cash Trust Treasury Money Market Fund (Cost $1,371,017)	1,371,017

	Total Investments in Securities (Cost $18,093,534) - 100.23%	20,573,532
	Liabilities in Excess of Other Assets - (0.23)%	(47,033)
	Net Assets - 100.00%	$20,526,499

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*:

Cost of investments	$18,203,446

Gross unrealized appreciation	$3,216,481
Gross unrealized depreciation	(846,395)
Net unrealized appreciation	$2,370,086

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*_/s/_Eric M. Banhazl
Eric M. Banhazl, President

Date   7/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   7/19/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   7/26/06

* Print the name and title of each signing officer under his or her signature.